TRADE ACCOUNTS RECEIVABLE, NET (Details) (Trade Accounts Receivable [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 10.0	$ 4.5